Segment Information (Details)	3 Months Ended
Mar. 31, 2026
Segment Reporting [Abstract]
Segment Reporting, CODM, Profit (Loss) Measure, How Used, Description	The Company’s CODM is its Chief Executive Officer. The CODM has determined that the Company operates in a single operating and reportable segment and manages segment performance and resource allocation based upon consolidated net loss.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer
Number of Reportable Segments	1
Number of Operating Segments	1